Niagara Income Opportunities Fund
Schedule of Investments
June 30, 2025 (Unaudited)
	Shares / Units	First Acquisition Date	Cost / Principal	Value	Percent of Net Assets
INVESTMENTS IN PRIVATE INVESTMENT VEHICLES - 31.1%
Partnerships
Consumer Lending
HFSA, LLC (c)	10,425	1/5/2024	$10,425,000	$10,765,668	10.1%
Legal Finance
EAJF Leveraged Feeder LP (b)(c)		3/1/2024	6,400,000	7,232,768	6.8
Virage Opportunity Fund LP (b)(c)		11/15/2024	381,334	381,334	0.4
Real Estate Debt
Oak Institutional Credit Solutions LLC (b)(c)		3/5/2024	4,100,000	4,193,550	3.9
Revere Tactical Opportunities Fund IV (b)(c)		5/1/2025	2,000,000	2,029,042	1.9
Specialty Finance
Aero Capital Solutions Fund IV LP (b)(c)		2/7/2025	689,862	739,372	0.7
Delgatto Diamond Finance Fund L.P. (b)(c)		7/2/2024	700,000	765,764	0.6
Revere Specialty Finance Fund LP (b)(c)		3/1/2024	3,475,000	3,616,655	3.3
Total Investment in Partnerships			28,171,196	29,724,153	27.7

Non-Listed Business Development Companies (BDCs)
Direct Lending BDCs
Monroe Capital Income Plus Corporation (c)	126,953	3/8/2024	1,300,000	1,343,837	1.3
Nuveen Churchill Private Capital Income Fund - Class I (c)	91,089	2/29/2024	2,250,000	2,275,472	2.1
Total Investment in Non-Listed BDCs			3,550,000	3,619,309	3.4

Total Investment in Private Investment Vehicles				33,343,462	31.1

INVESTMENTS IN CREDIT FACILITIES - 48.0%
Senior Debt
Legal Finance
Virage Opportunity Fund Credit Facility, 12/20/2027, 18.25% (a)		12/20/2024	1,433,767	1,433,767	1.3
Total Investment in Senior Debt			1,433,767	1,433,767	1.3

Senior Secured Debt
Direct Lending
CA CO SPV, LLC, 6/30/2027, 12.00% (a)		7/3/2024	4,850,000	4,850,000	4.5
Specialty Finance
Coromandel LS 1 LLC - 03/01/2027, 12.45%, SOFR + 8.00% (a)(d)		3/1/2024	3,800,000	3,800,000	3.6
Coromandel LS 2 LLC - 03/15/2027, 12.45%, SOFR + 8.00% (a)(d)		3/15/2024	500,000	500,000	0.5
Coromandel LS 3 LLC - 04/01/2027, 12.45%, SOFR + 8.00% (a)(d)		4/1/2024	800,000	800,000	0.7
Coromandel LS 4 LLC - 04/26/2027, 12.45%, SOFR + 8.00% (a)(d)		4/26/2024	500,000	500,000	0.5
Coromandel LS 5 LLC - 06/03/2027, 12.45%, SOFR + 8.00% (a)(d)		6/3/2024	1,500,000	1,500,000	1.4
Coromandel LS 6 LLC - 06/10/2027, 12.45%, SOFR + 8.00% (a)(d)		6/10/2024	300,000	300,000	0.3
Coromandel LS 7 LLC - 07/12/2027, 12.45%, SOFR + 8.00% (a)(d)		7/12/2024	400,000	400,000	0.4
Coromandel LS 8 LLC - 11/27/2027, 13.45%, SOFR + 9.00% (a)(d)		11/27/2024	800,000	800,000	0.7
Coromandel LS 9 LLC - 12/06/2027, 13.45%, SOFR + 9.00% (a)(d)		12/6/2024	300,000	300,000	0.3
Coromandel LS 10 LLC - 05/08/2028, 13.45%, SOFR + 9.00% (a)(d)		5/8/2025	250,000	250,000	0.2
Coromandel LS 11 LLC - 05/22/2028, 13.45%, SOFR + 9.00% (a)(d)		5/23/2025	500,000	500,000	0.5
Coromandel LS 12 LLC - 06/10/2028, 13.45%, SOFR + 9.00% (a)(d)		6/11/2025	500,000	500,000	0.5
Coromandel LS LLC Beta, 04/29/28, 14.39%, SOFR + 9.94% (a)(d)		4/29/2025	1,750,000	1,750,000	1.6
IVY Auto 1, 12/25/2025, 13.50% (a)		10/25/2024	500,000	500,000	0.5
IVY Auto 2, 01/08/2026, 13.50% (a)		11/8/2024	300,000	300,000	0.3
IVY Auto 3, 04/20/2026, 13.50% (a)		2/20/2025	250,000	250,000	0.2
IVY Auto 4, 07/09/2026, 13.50% (a)		5/9/2025	500,000	500,000	0.5
IVY Auto 5, 07/22/2026, 13.50% (a)		5/21/2025	500,000	500,000	0.5
IVY Auto 6, 08/11/2026, 13.50% (a)		6/11/2025	250,000	250,000	0.2
RevTek SPV, 02/21/2028, 14.00% (a)		2/21/2025	4,750,000	4,750,000	4.4
Trade Receivables Finance
IVY Cooper 1, 12/25/2025, 14.00% (a)		10/25/2024	750,000	750,000	0.7
IVY Cooper 2, 04/20/2026, 14.00% (a)		2/20/2025	250,000	250,000	0.2
IVY Cooper Plus, 06/11/2026, 15.50% (a)		4/11/2025	500,000	500,000	0.5
Total Investment in Senior Secured Debt			25,300,000	25,300,000	23.7

Senior Unsecured Debt
Diversified Alternative Credit
IVY Battery, LLC 1, 04/22/2026, 12.25% (a)		2/22/2024	1,750,000	1,750,000	1.6
IVY Battery, LLC 2, 05/18/2026, 12.25% (a)		3/19/2024	250,000	250,000	0.2
IVY Battery, LLC 3, 06/01/2026, 12.25% (a)		4/1/2024	300,000	300,000	0.3
IVY Battery, LLC 4, 06/26/2026, 12.25% (a)		4/26/2024	500,000	500,000	0.5
IVY Battery, LLC 5, 07/28/2025, 12.25% (a)		5/28/2024	600,000	600,000	0.6
IVY Battery, LLC 6, 08/04/2025, 12.25% (a)		6/4/2024	700,000	700,000	0.7
IVY Battery, LLC 7, 08/07/2025, 12.25% (a)		6/7/2024	500,000	500,000	0.5
IVY Battery, LLC 8, 10/20/2025, 12.25% (a)		8/20/2024	400,000	400,000	0.4
IVY Battery, LLC 9, 02/06/2026, 12.25% (a)		12/6/2024	500,000	500,000	0.5
IVY Battery, LLC 10, 07/02/2026, 12.25% (a)		5/2/2025	750,000	750,000	0.7
IVY Battery, LLC 11, 07/09/2026, 12.25% (a)		5/9/2025	500,000	500,000	0.5
IVY Battery, LLC 12, 07/22/2026, 12.25% (a)		5/21/2025	500,000	500,000	0.5
IVY Battery, LLC 13, 08/11/2026, 12.25% (a)		6/11/2025	600,000	600,000	0.6
Trade Receivables Finance
Altriarch Specialty Finance SPV II, LLC, 8.00%, 12/31/2025 (a)(f)		4/1/2024	8,300,000	8,300,000	7.8
IVY Iron, 01/04/2026, 13.50% (a)		11/4/2024	500,000	500,000	0.5
Total Investment in Senior Unsecured Debt			16,650,000	16,650,000	15.9

Subordinated Debt
Trade Receivables Finance
PFF LLC 1, 06/18/2026, 12.36% (a)		12/18/2024	1,762,500	1,762,500	1.7
PFF LLC 2, 12/18/2026, 12.61% (a)		12/18/2024	1,762,500	1,762,500	1.7
PFF LLC 3, 12/13/2026, 12.49% (a)		12/13/2024	500,000	500,000	0.5
PFF LLC 4, 08/20/2026, 12.28% (a)		2/20/2025	300,000	300,000	0.3
PFF LLC 5, 05/09/2026, 11.53% (a)		5/9/2025	500,000	500,000	0.5
PFF LLC 6, 05/22/2026, 12.22% (a)		5/21/2025	500,000	500,000	0.5
Direct Lending
CA Credit SPV, LLC, 05/31/2027, 12.50% (a)		6/6/2024	2,000,000	2,000,000	1.9
Total Investment in Subordinated Debt			7,325,000	7,325,000	7.1

Total Investment in Credit Facilities				50,708,767	48.0

INVESTMENTS IN PROFIT SHARE INTEREST - 9.8%
Consumer Lending
BCF Funding LLC (a)(d)(e)(f)		2/23/2024	500,000	500,000	0.5
Winston Legal Capital LLC (a)(f)		2/28/2025	1,500,000	1,500,000	1.4
Total Investment in Consumer Lending			2,000,000	2,000,000	1.9

Preferred Equity
Real Estate
Revere Capital Los Alamos MF LLC, 07/30/2025, 16.00% (a)(e)(f)		6/27/2024	1,800,000	1,800,000	1.7
Revere Specialty The Hill (a)(c)(e)(f)		4/25/2025	1,500,000	1,500,000	1.4
Total Investment in Preferred Equity			3,300,000	3,300,000	3.1

Specialty Finance
Bijan & Co, Inc, 09/11/2025, 1.15% monthly profit share interest (a)(e)(f)		9/10/2024	225,000	225,000	0.2
iSparkle Ltd, 09/13/2025, 1.15% monthly profit share interest (a)(e)(f)		9/13/2024	100,000	100,000	0.1
LuxTech Geneva SA, 10/25/2025, 1.15% monthly profit share interest (a)(e)(f)		10/25/2024	25,000	25,000	0.0
LuxTech Geneva SA, 12/11/2025, 1.15% monthly profit share interest (a)(e)(f)		12/11/2024	120,000	120,000	0.1
Safdico Botswana Ltd, 10/30/2025, 1.15% monthly profit share interest (a)(e)(f)		10/31/2024	1,075,000	1,075,000	1.0
PGA Mastermind, LLC, 08/11/2025, 1.15% monthly profit share interest (a)(e)(f)		2/11/2025	750,000	750,000	0.7
Aurostar DMCC, 08/25/2025, 1.15% monthly profit share interest (a)(e)(f)		2/28/2025	1,000,000	1,000,000	0.9
Rio Diamond, 10/01/2025, 1.15% monthly profit share interest (a)(e)(f)		4/4/2025	300,000	300,000	0.3
Wrista, 12/18/2025, 1.15% monthly profit share interest (a)(e)(f)		6/18/2025	1,000,000	1,000,000	0.9
Zoya, 12/02/2025, 1.15% monthly profit share interest (a)(e)(f)		6/5/2025	300,000	300,000	0.3
XL Diamond, 12/13/2025, 1.15% monthly profit share interest (a)(e)(f)		5/30/2025	370,000	370,000	0.3
Total Investment in Specialty Finance			5,265,000	5,265,000	4.8

Total Investment in Profit Share Interest				10,565,000	9.8

INVESTMENTS IN LOAN PARTICIPATION - 3.1%
Senior Secured Debt
Specialty Finance
Coromandel Alpha Participation, 01/24/2026, 17.45%, SOFR + 13.00% (a)(d)(e)		8/30/2024	1,450,000	1,450,000	1.4
Trade Receivables Finance
CRWD Specialty Finance LLC, 05/17/2025, 18.00% (a)(e)		5/17/2024	1,800,000	1,800,000	1.7
Total Investment in Senior Secured Debt			3,250,000	3,250,000	3.1

Total Investment in Loan Participation				3,250,000	3.1

INVESTMENTS IN PUBLIC SECURITIES - 2.9%
Open-End Funds
Holbrook Structured Income Fund - Class I	317,574		3,115,000	3,105,877	2.9
Total Investment in Open-End Funds			3,115,000	3,105,877	2.9

Closed-End Funds
Cliffwater Enhanced Lending Fund - Class I	1,605		17,256	17,912	0.0
Total Investment in Closed-End Funds			17,256	17,912	0.0

Total Investment in Public Securities				3,123,789	2.9

INVESTMENTS IN MONEY MARKET INSTRUMENTS - 5.8%
First American Treasury Obligations Fund - Class X, 4.24% (g)	6,159,265		6,159,265	6,159,265	5.8
Total Investment in Money Market Instruments			6,159,265	6,159,265	5.8

Total Investments - 100.7% (cost $105,536,484)				107,150,283	100.7
Liabilities in Excess of Other Funds - (0.7)%				(355,325)	(0.7)
TOTAL NET ASSETS - 100.0%				$106,794,958	100.0%

Percentages are stated as a percent of net assets.

SOFR Secured Overnight Financing Rate
(a) Value was determined using significant unobservable inputs.
(b) Private investment company does not issue shares or units.
(c) Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(d) Variable rate security. Rate shown is the rate in effect as of period end.
(e) The investment was made through a participation which is a form of indirect loans made by third parties.
(f) The security receives profit sharing. The Fund may acquire income-generating equity membership interests into business entities that generate income from investment in into interest bearing notes or loans or from investment into other business or consumer lending portfolios.

(g) The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Fair Value of Financial Instruments (Unaudited)

The Fund has adopted the authoritative fair valuation accounting standards of ASC 820, Fair Value Measurements and Disclosures, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Valuations based primarily on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Adviser, in its capacity as the Valuation Designee (the “Valuation Designee”) assesses the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment. The following section describes the valuation techniques used by the Valuation Designee to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Investments whose values are based on quoted market prices in active markets are classified within Level 1. These investments generally include equity securities traded on a national securities exchange, registered investment companies, certain U.S. government securities and certain money market securities. The Valuation Designee does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. These investments generally include certain U.S. government and sovereign obligations, most government agency securities, and investment grade corporate bonds.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. These investments generally include private equity investments and less liquid corporate debt securities. When observable prices are not available for these investments, the Valuation Designee uses one or more valuation techniques (e.g., the market approach or income approach) for which sufficient data is available. The selection of appropriate valuation techniques may be affected by the availability of relevant inputs as well as the relative reliability of inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances, multiple valuation techniques may be appropriate. The results of the application of the various techniques may not be equally representative of fair value, due to factors such as assumptions made in the valuation. In some situations, the Valuation Designee may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Valuation Designee's assessment of the most representative point within the range.

The Fund has invested in credit facilities that are either secured by the borrower's assets or are unsecured in nature. The credit facilities have been made directly or through participation with private investment or operating companies. The investments in credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in credit facilities generally at cost although some are above or below cost as of June 30, 2025. Investments in credit facilities are categorized in Level 3 of the fair value hierarchy.

The Fund values private investment companies using the NAVs provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund's entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Schedule of Investments.

Fair Value Measurements at Reporting Date Using:
	Quoted Prices In Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Practical Expedient	Total
Assets:
Private Investment Vehicles	$-	$-	$-	$33,343,462	$33,343,462
Credit Facilities	-	-	50,708,767	-	50,708,767
Profit Share Interest	-	-	10,565,000	-	10,565,000
Loan Participation	-	-	3,250,000	-	3,250,000
Public Securities	3,123,789	-	-	-	3,123,789
Money Market Instruments	6,159,265	-	-	-	6,159,265
Total Assets:	$9,283,054	$-	$64,523,767	$33,343,462	$107,150,283

Refer to the Schedule of Investments for classifications.

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2025:

			Credit Facilities	Profit Share Interest	Loan Participation
March 31, 2025			$40,050,000	$8,585,000	$3,250,000
Realized gains (losses)			-	-	-
Change in unrealized appreciation (depreciation)			-	-	-
Transfers into Level 3			-	-	-
Transfers out of Level 3			-	-	-
Purchases			10,725,000	4,370,000	-
Sales			(66,233)	(2,390,000)	-
June 30, 2025			$50,708,767	$10,565,000	$3,250,000
Net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at June 30, 2025			$-	$-	$-
			$-	$-

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund's investments that are categorized in Level 3 of the fair value hierarchy as of June 30, 2025:

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Input Value	Impact on Valuation from an increase in Input
Credit Facilities	$50,708,767	Market Approach	Transaction Price	100	Increase
Profit Share Interest	10,565,000	Market Approach	Transaction Price	100	Increase
Loan Participation	3,250,000	Market Approach	Transaction Price	100	Increase

Credit facilities may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of June 30, 2025, the Fund had unfunded loan commitments to credit facilities of $66,233.

The following table represents investment categories, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of June 30, 2025:

Investment Name	Investment Strategy	Fair Value	Total Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lockup Period	Gate
Aero Capital Solutions Fund IV LP	Aircraft Leasing	$739,372	$110,138	N/A	N/A	7 Years	N/A
Delgatto Diamond Finance Fund LP	Specialty Finance	765,764	-	Monthly	90 days	1 Year	5%
EAJF Leveraged Feeder LP	Specialty Finance	7,232,768	-	Quarterly	60 days	3 Years	25%
HFSA LLC	Consumer Lending	10,765,668	-	Monthly; except for September, October, November, and December	90 days	N/A	5%
Monroe Capital Income Plus Corp	Private Credit	1,343,837	-	Quarterly	180 days	1 Year	5%
Nuveen Churchill Private Capital Income Fund - Class I	Private Credit	2,275,472	-	Quarterly	180 days	1 Year	5%
Oak Institutional Credit Solutions LLC	Real Estate Debt	4,193,550	-	Quarterly	90 days	1 Year	N/A
Revere Specialty Finance Fund LP	Specialty Finance	3,616,655	-	Quarterly	60 days	2 Years	N/A
Virage Opportunities Fund	Litigation Finance	381,334	118,666	N/A	N/A	7 Years	N/A
Total		$31,314,420	$228,804